Balance Sheet (Parenthetical)	1 Months Ended
Aug. 12, 2022 $ / shares shares
Subsidiary, Sale of Stock [Line Items]
Common stock, par value | $ / shares	$ 0.0001
Common stock, shares authorized	500,000,000
Common stock, shares outstanding	1,725,000
Common stock, shares issued	1,725,000
Ordinary share subject to forfeiture	225,000
Over-Allotment Option [Member]
Subsidiary, Sale of Stock [Line Items]
Ordinary share subject to forfeiture	225,000